Share Capital (Summary Of Performance And Nonperformance Tandem Stock Appreciation Rights) (Details) (Cenovus Employees [Member], CAD) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012
Tandem Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TSARs, Outstanding and Exercisable Number	3.2
TSARS, Outstanding and Exercisable, Weighted Average Exercise Price	33.08
Performance Tandem Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TSARs, Outstanding and Exercisable Number	4.6
TSARS, Outstanding and Exercisable, Weighted Average Exercise Price	32.37